Calvert
Global Energy Solutions Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 0.6%
AusNet Services, Ltd.(1)	748,806	$ 1,400,778
		$ 1,400,778
Austria — 0.7%
Verbund AG	15,539	$ 1,746,339
		$ 1,746,339
Belgium — 0.8%
Umicore S.A.	45,615	$ 1,860,837
		$ 1,860,837
Brazil — 1.0%
Omega Energia S.A.(2)	551,298	$1,252,049
Sao Martinho S.A.	205,252	1,265,667
		$2,517,716
Canada — 4.4%
Algonquin Power & Utilities Corp.	125,109	$1,806,982
Boralex, Inc., Class A	51,338	1,407,488
Brookfield Renewable Partners L.P.	46,934	1,679,768
Canadian Solar, Inc.(1)(2)	47,373	1,482,301
Innergex Renewable Energy, Inc.	94,376	1,387,718
Northland Power, Inc.	54,726	1,641,845
TransAlta Renewables, Inc.	92,585	1,372,361
		$10,778,463
China — 6.5%
BYD Co., Ltd., Class H	40,500	$1,369,887
China Everbright Environment Group, Ltd.	2,159,037	1,734,154
China High Speed Transmission Equipment Group Co., Ltd.(2)	1,664,000	1,200,738
China Longyuan Power Group Corp., Ltd., Class H	792,000	1,849,967
NIO, Inc. ADR(2)	41,588	1,317,508
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	810,700	1,582,686
Xinyi Energy Holdings, Ltd.(1)	2,482,000	1,359,611
Xinyi Solar Holdings, Ltd.	1,182,000	2,006,733
XPENG, Inc. ADR(2)	26,520	1,334,752
Yadea Group Holdings, Ltd.(3)	632,000	1,231,707
Zhuzhou CRRC Times Electric Co., Ltd., Class H	185,000	1,072,316
		$16,060,059
Denmark — 2.6%
Novozymes A/S, Class B	19,189	$1,575,605
Orsted A/S(3)	14,387	1,842,501
ROCKWOOL International A/S, Class B	3,126	1,365,055
Vestas Wind Systems A/S	56,900	1,732,896
		$6,516,057
Security	Shares	Value
Finland — 0.6%
Neste Oyj	28,725	$ 1,413,723
		$ 1,413,723
France — 5.5%
Albioma S.A.	33,394	$ 1,303,895
Alstom S.A.	38,115	1,353,480
Cie de Saint-Gobain	24,821	1,746,072
Danone S.A.	23,079	1,434,578
Engie S.A.	93,529	1,384,732
Legrand S.A.	14,297	1,674,480
Neoen S.A.(1)(2)(3)	33,434	1,451,249
Nexans S.A.	14,668	1,434,224
Schneider Electric SE	9,806	1,927,815
		$13,710,525
Germany — 6.6%
Bayerische Motoren Werke AG	14,099	$1,410,495
Daimler AG	14,431	1,102,588
Daimler Truck Holding AG(2)	8,174	300,494
Deutsche Post AG	22,999	1,479,313
Encavis AG	76,128	1,342,551
Evonik Industries AG	43,247	1,397,115
Infineon Technologies AG	37,071	1,706,692
Nordex SE(1)(2)	102,840	1,612,968
Siemens AG	11,145	1,930,345
Siemens Energy AG(2)	64,466	1,644,804
SMA Solar Technology AG	30,314	1,280,513
VERBIO Vereinigte BioEnergie AG	17,354	1,181,261
		$16,389,139
Greece — 0.5%
Terna Energy S.A.	80,141	$1,243,177
		$1,243,177
Ireland — 1.2%
CRH PLC	27,995	$1,483,340
Kingspan Group PLC	12,919	1,541,042
		$3,024,382
Italy — 2.8%
Enel SpA	178,897	$1,430,474
ERG SpA	41,797	1,349,872
Falck Renewables SpA	131,042	1,289,883
Snam SpA(1)	244,859	1,474,828
Terna - Rete Elettrica Nazionale(1)	182,461	1,476,044
		$7,021,101

Calvert
Global Energy Solutions Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan — 4.6%
Daikin Industries, Ltd.	7,900	$ 1,789,502
GS Yuasa Corp.	66,500	1,479,648
Hitachi Metals, Ltd.(2)	65,500	1,213,653
Meidensha Corp.	72,600	1,730,300
Mitsubishi Electric Corp.	119,400	1,515,548
Nidec Corp.	11,800	1,395,873
West Holdings Corp.	22,500	1,118,658
Yokogawa Electric Corp.	66,100	1,193,067
		$11,436,249
Netherlands — 1.3%
Alfen Beheer B.V.(2)(3)	19,086	$1,918,968
Signify NV(3)	28,611	1,328,459
		$3,247,427
New Zealand — 1.9%
Infratil, Ltd.	283,715	$1,554,129
Mercury NZ, Ltd.	351,570	1,472,870
Meridian Energy, Ltd.	467,841	1,552,891
		$4,579,890
Norway — 1.2%
Norsk Hydro ASA	208,919	$1,643,897
Scatec ASA(3)	78,773	1,360,013
		$3,003,910
Singapore — 1.6%
City Developments, Ltd.	263,400	$1,332,642
Maxeon Solar Technologies, Ltd.(2)	77,886	1,082,616
XP Power, Ltd.	21,092	1,453,606
		$3,868,864
South Korea — 1.6%
Ecopro BM Co., Ltd.	4,456	$1,872,168
LG Chem, Ltd.	4,219	2,181,061
		$4,053,229
Spain — 4.7%
Acciona S.A.	8,719	$1,659,560
Atlantica Sustainable Infrastructure PLC	36,888	1,319,115
EDP Renovaveis S.A.	63,343	1,575,180
Ence Energia y Celulosa S.A.(2)	433,301	1,112,847
Iberdrola S.A.	121,149	1,434,401
Red Electrica Corp. S.A.	63,948	1,382,837
Siemens Gamesa Renewable Energy S.A.(1)(2)	77,702	1,845,257
Solaria Energia y Medio Ambiente S.A.(2)	70,842	1,368,873
		$11,698,070
Security	Shares	Value
Sweden — 2.2%
AddTech AB, Class B	56,628	$ 1,346,915
Fabege AB	81,138	1,357,977
Munters Group AB(3)	147,155	1,134,808
Nibe Industrier AB, Class B	105,590	1,595,458
		$ 5,435,158
Switzerland — 1.8%
ABB, Ltd.	47,765	$ 1,820,457
Gurit Holding AG	912	1,551,127
Landis+Gyr Group AG(2)	17,258	1,164,837
		$4,536,421
Taiwan — 5.5%
Chroma ATE, Inc.	206,000	$1,485,599
Delta Electronics, Inc.	253,000	2,510,313
Everlight Electronics Co., Ltd.	537,000	1,020,094
Kung Long Batteries Industrial Co., Ltd.	270,000	1,350,774
OptoTech Corp.	486,200	1,246,503
Simplo Technology Co., Ltd.	152,000	1,802,856
Sino-American Silicon Products, Inc.	263,000	2,239,955
Voltronic Power Technology Corp.	35,000	1,952,579
		$13,608,673
Thailand — 1.2%
BCPG PCL	2,947,837	$1,058,735
Energy Absolute PCL NVDR	637,600	1,829,953
		$2,888,688
United Kingdom — 4.4%
Croda International PLC	10,076	$1,380,124
easyJet PLC(2)	208,904	1,586,828
Johnson Matthey PLC	46,443	1,290,556
Linde PLC	4,313	1,494,152
National Grid PLC	122,729	1,769,665
Smart Metering Systems PLC	161,170	1,850,976
United Utilities Group PLC	95,251	1,405,471
		$10,777,772
United States — 33.7%
3M Co.	7,943	$1,410,915
AAON, Inc.	15,490	1,230,371
Acuity Brands, Inc.	6,685	1,415,348
AES Corp. (The)	58,067	1,411,028
Alaska Air Group, Inc.(2)	27,806	1,448,693
Alphabet, Inc., Class A(2)	478	1,384,785
Ameresco, Inc., Class A(2)	13,148	1,070,773
American Superconductor Corp.(2)	105,512	1,147,971
Aptiv PLC(2)	10,108	1,667,315

Calvert
Global Energy Solutions Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Arcosa, Inc.	36,584	$ 1,927,977
BorgWarner, Inc.	32,490	1,464,324
Brookfield Renewable Corp., Class A	43,133	1,588,588
Clearway Energy, Inc., Class C	39,138	1,410,142
Cummins, Inc.	6,439	1,404,603
Eaton Corp. PLC	10,369	1,791,971
Emerson Electric Co.	18,793	1,747,185
EnerSys	26,034	2,058,248
Enphase Energy, Inc.(2)	9,987	1,827,022
Enviva Partners L.P.	19,940	1,404,175
Equinix, Inc.	1,688	1,427,778
FedEx Corp.	5,863	1,516,406
First Solar, Inc.(2)	21,266	1,853,545
General Mills, Inc.	22,212	1,496,645
Gibraltar Industries, Inc.(2)	16,985	1,132,560
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(1)	23,744	1,261,281
International Business Machines Corp.	11,533	1,541,501
Itron, Inc.(2)	19,185	1,314,556
Johnson Controls International PLC	22,058	1,793,536
Kyndryl Holdings, Inc.(2)	85,478	1,547,152
Livent Corp.(1)(2)	67,455	1,644,553
Microsoft Corp.	4,151	1,396,064
MYR Group, Inc.(2)	16,298	1,801,744
NextEra Energy Partners, L.P.	18,951	1,599,464
NextEra Energy, Inc.	15,812	1,476,208
ON Semiconductor Corp.(2)	39,653	2,693,232
Ormat Technologies, Inc.(1)	19,943	1,581,480
Owens Corning	15,962	1,444,561
Power Integrations, Inc.	20,880	1,939,543
Renewable Energy Group, Inc.(2)	30,102	1,277,529
Rockwell Automation, Inc.	4,773	1,665,061
SolarEdge Technologies, Inc.(2)	7,125	1,999,061
Stanley Black & Decker, Inc.	7,728	1,457,655
SunPower Corp.(1)(2)	49,127	1,025,281
Sunrun, Inc.(2)	36,087	1,237,784
Tenneco, Inc., Class A(2)	96,111	1,086,054
Tesla, Inc.(2)	1,823	1,926,510
TPI Composites, Inc.(2)	85,980	1,286,261
Trane Technologies PLC	8,713	1,760,287
Universal Display Corp.	14,623	2,413,234
Vicor Corp.(2)	13,502	1,714,484
Waste Management, Inc.	8,393	1,400,792
Whirlpool Corp.	6,246	1,465,686
Willdan Group, Inc.(2)	33,707	1,186,486
Security	Shares	Value
United States (continued)
Wolfspeed, Inc.(2)	11,650	$ 1,302,121
		$ 83,477,529
Total Common Stocks (identified cost $206,502,938)		$246,294,176

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 195,812
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(5)(6)	25	23,962
Total High Social Impact Investments (identified cost $225,000)		$ 219,774

Short-Term Investments — 2.6%

Affiliated Fund — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(7)	1,310,012	$ 1,310,012
Total Affiliated Fund (identified cost $1,310,012)		$ 1,310,012

Securities Lending Collateral — 2.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	5,233,269	$ 5,233,269
Total Securities Lending Collateral (identified cost $5,233,269)		$ 5,233,269
Total Short-Term Investments (identified cost $6,543,281)		$ 6,543,281

Total Investments — 102.2% (identified cost $213,271,219)	$253,057,231
Other Assets, Less Liabilities — (2.2)%	$ (5,462,456)
Net Assets — 100.0%	$247,594,775

Calvert
Global Energy Solutions Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $12,063,898 and the total market value of the collateral received by the Fund was $12,522,307, comprised of cash of $5,233,269 and U.S. government and/or agencies securities of $7,289,038.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $10,267,705 or 4.1% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $219,774, which represents 0.1% of the net assets of the Fund as of December 31, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	36.5%
Utilities	25.6
Information Technology	16.6
Materials	8.0
Consumer Discretionary	6.2
Energy	2.1
Consumer Staples	1.7
Real Estate	1.7
Communication Services	0.6
Financials	0.5
High Social Impact Investments	0.1
Total	99.6%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	25,000

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $1,505,824, which represents 0.6% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$196,566	$ —	$ —	$ —	$(754)	$ 195,812	$750	$ 200,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	970,203	9,420,059	(9,080,113)	(58)	(79)	1,310,012	127	1,310,012
Totals				$(58)	$(833)	$1,505,824	$877

(1)	Restricted security.

Calvert
Global Energy Solutions Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$1,400,778	$ —	$1,400,778
Austria	—	1,746,339	—	1,746,339
Belgium	—	1,860,837	—	1,860,837
Brazil	1,252,049	1,265,667	—	2,517,716
Canada	10,778,463	—	—	10,778,463
China	2,652,260	13,407,799	—	16,060,059
Denmark	—	6,516,057	—	6,516,057
Finland	—	1,413,723	—	1,413,723
France	—	13,710,525	—	13,710,525
Germany	300,494	16,088,645	—	16,389,139
Greece	—	1,243,177	—	1,243,177
Ireland	—	3,024,382	—	3,024,382
Italy	—	7,021,101	—	7,021,101
Japan	—	11,436,249	—	11,436,249
Netherlands	—	3,247,427	—	3,247,427
New Zealand	—	4,579,890	—	4,579,890
Norway	—	3,003,910	—	3,003,910
Singapore	1,082,616	2,786,248	—	3,868,864
South Korea	—	4,053,229	—	4,053,229
Spain	1,319,115	10,378,955	—	11,698,070
Sweden	—	5,435,158	—	5,435,158
Switzerland	—	4,536,421	—	4,536,421
Taiwan	—	13,608,673	—	13,608,673
Thailand	—	2,888,688	—	2,888,688
United Kingdom	1,494,152	9,283,620	—	10,777,772
United States	83,477,529	—	—	83,477,529
Total Common Stocks	$102,356,678	$143,937,498(1)	$ —	$246,294,176
High Social Impact Investments	$ —	$219,774	$ —	$219,774
Short-Term Investments:
Affiliated Fund	—	1,310,012	—	1,310,012
Securities Lending Collateral	5,233,269	—	—	5,233,269
Total Investments	$107,589,947	$145,467,284	$ —	$253,057,231

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Calvert
Global Energy Solutions Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.